UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RWWM, Inc.
Address: 3260 Penryn Road, Suite 100
         Loomis, CA  95650

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron J. Wagner
Title:     President - Chief Compliance Officer
Phone:     (916) 652-1883

Signature, Place, and Date of Signing:

 /s/  Aaron J. Wagner     Loomis, CA     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $106,136 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVON PRODS INC                 COM              054303102     2948   205267 SH       SOLE                   205267        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    16989   189401 SH       SOLE                   189401        0        0
CANADIAN NATL RY CO            COM              136375102     3917    43020 SH       SOLE                    43020        0        0
COCA COLA CO                   COM              191216100    12966   357686 SH       SOLE                   357686        0        0
DAILY JOURNAL CORP             COM              233912104    18928   204521 SH       SOLE                   204521        0        0
JOHNSON & JOHNSON              COM              478160104     1070    15263 SH       SOLE                    15263        0        0
LEE ENTERPRISES INC            COM              523768109       12    10364 SH       SOLE                    10364        0        0
MICROSOFT CORP                 COM              594918104    19351   724507 SH       SOLE                   724507        0        0
NOKIA CORP                     SPONSORED ADR    654902204     6154  1557889 SH       SOLE                  1557889        0        0
RADIOSHACK CORP                COM              750438103       60    28537 SH       SOLE                    28537        0        0
REPUBLIC SVCS INC              COM              760759100     6797   231744 SH       SOLE                   231744        0        0
WAL-MART STORES INC            COM              931142103    16944   248329 SH       SOLE                   248329        0        0